Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, issued	12,500,000	12,500,000
Redeemable preferred stock, outstanding	12,500,000	12,500,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	110,000,000	110,000,000
Common stock, outstanding	3,187,500	3,187,500
Wag Labs, Inc.
Redeemable preferred stock, authorized	29,295,386	24,545,386
Redeemable preferred stock, issued	25,645,386	24,545,386
Redeemable preferred stock, outstanding	25,645,386	24,545,386
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	77,808,512	43,763,126
Common stock, outstanding	6,317,897	6,297,398
Wag Labs, Inc. | Series Seed redeemable preferred stock
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, authorized	4,502,881	4,502,881
Redeemable preferred stock, issued	4,502,881	4,502,881
Redeemable preferred stock, outstanding	4,502,881	4,502,881
Wag Labs, Inc. | Series A redeemable preferred stock
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, authorized	6,072,815	6,072,815
Redeemable preferred stock, issued	6,072,815	6,072,815
Redeemable preferred stock, outstanding	6,072,815	6,072,815
Wag Labs, Inc. | Series B redeemable preferred stock
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, authorized	6,694,033	6,694,033
Redeemable preferred stock, issued	6,694,033	6,694,033
Redeemable preferred stock, outstanding	6,694,033	6,694,033
Wag Labs, Inc. | Series C redeemable preferred stock
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, authorized	7,275,657	7,275,657
Redeemable preferred stock, issued	7,275,657	7,275,657
Redeemable preferred stock, outstanding	7,275,657	7,275,657
Wag Labs, Inc. | Series P redeemable preferred stock
Redeemable preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable preferred stock, authorized	4,750,000	4,750,000
Redeemable preferred stock, issued	1,100,000	1,100,000
Redeemable preferred stock, outstanding	1,100,000	1,100,000